Trade Receivables	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Trade Receivables
4.	TRADE RECEIVABLES

	December 31,	December 31,
	2024	2023
Trade receivables	$33,577	$121,735
Less: allowance for doubtful accounts	-	(28,180)
Trade receivables, net	$33,577	$93,555

For the year ended December 31, 2024, 2023 and 2022, the Company recorded a reduction in allowance for doubtful accounts of $28,180, $38,672 and $0 and allowance for doubtful accounts of $0, $0 and $65,389, for trade receivables, respectively.